State Street Bridgewater All Weather ETF Investment Strategy - State Street Bridgewater All Weather ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), the investment adviser to the Fund, seeks to achieve the Fund's investment objective by investing the Fund's assets based on a model portfolio provided by Bridgewater Associates, LP (the “Sub-Adviser” or “Bridgewater”), the investment sub-adviser to the Fund. The model portfolio includes securities and instruments that provide exposure to different markets and asset classes in proportions which create an overall portfolio that is intended to be resilient across a wide range of market conditions and environments. The model portfolio gains long and short exposure to different asset classes directly and/or through the use of derivative instruments, and has no maximum or minimum exposure to any one asset class. The Fund may invest in equity securities of domestic and international (including developed and emerging markets) companies of any market capitalization. The Fund may invest in fixed income securities issued or guaranteed by domestic and international corporations or governments, and inflation-linked bonds (such as Treasury Inflation-Protected Securities (“TIPS”)). The Fund's fixed income investments may be of any credit quality, including high yield securities. High yield securities (commonly referred to as “junk” bonds or below investment-grade securities) are instruments that are rated BB+ or lower by S&P Global Ratings or Fitch Inc. or Ba1 or lower by Moody's or equivalent ratings by another registered nationally recognized statistical rating organization (“NRSRO”), or, if unrated by an NRSRO, of comparable quality in the opinion of the Adviser. The Fund may obtain exposure to equity and fixed income securities either directly or indirectly through derivative instruments (primarily futures contracts, forwards, currency forwards, swaps and total return swaps) and through exchange traded products (“ETPs”). The Fund's investments in derivatives will create leverage, which may be substantial and may magnify the effect of any increase or decrease in the value of the Fund's portfolio holdings. The Fund may also seek exposure to commodities (e.g., agricultural commodities, energy commodities, and metals commodities) by investing in commodity-based ETPs and a wholly-owned subsidiary, an exempted limited company organized under the laws of the Cayman Islands (“Subsidiary”) and managed by the Adviser, that will invest in commodity-linked derivatives (e.g., swaps on commodity indexes and futures contracts on commodities) and commodity-based ETPs. The Fund's investments in the Subsidiary generally provide the Fund with exposure to commodity-linked derivatives and commodity-based ETPs within the limits of the federal tax laws, which limit the ability of investment companies, like the Fund, to invest directly in such instruments. The Fund will not invest more than 25% of its total assets in the Subsidiary. The Fund and the Subsidiary may also invest in cash and cash equivalents or money market instruments (including money market funds advised by SSGA FM), which are intended to provide liquidity, preserve capital, and serve as collateral for the Fund's or Subsidiary's derivative instruments.Bridgewater provides a daily model portfolio to SSGA FM based on Bridgewater's proprietary All Weather asset allocation approach. The model portfolio is specific to the Fund. Based on Bridgewater's investment recommendations, SSGA FM purchases and sells securities and/or instruments for the Fund. SSGA FM seeks to implement Bridgewater's investment recommendations, but may change the Fund's investment allocation at any time. Bridgewater's proprietary strategy is an approach to strategic asset allocation that is designed with the goal of generating consistent returns across different economic environments. Bridgewater believes that asset classes have different structural sensitivities to economic conditions that can be logically understood because they are rooted in the characteristics of the asset's cash flows, and that this understanding can be used to structure a portfolio that is diversified to what Bridgewater believes are the most important fundamental macro drivers of asset returns: growth and inflation. For example, allocating to assets that Bridgewater believes will likely outperform in rising growth (e.g., equities and commodities) alongside assets it believes will likely outperform in falling growth (e.g., fixed-rate and inflation-linked bonds) can create a portfolio that collects the market risk premium with no fundamental sensitivity to growth conditions. Similarly, allocating to assets that Bridgewater believes will likely outperform in rising inflation (e.g., commodities and inflation-linked bonds) alongside assets it believes will likely outperform in low or stable inflation (e.g., fixed-rate government debt and equities) can create a portfolio that collects the market risk premium with no fundamental sensitivity to inflation. Bridgewater refers to this approach to portfolio diversification as “environmental balance”.In making its investment recommendations to the Fund, Bridgewater will use its proprietary estimates of growth and inflation sensitivity by asset class to specify positions that, in aggregate, create a portfolio that Bridgewater believes has no bias to outperform or underperform based on either growth or inflation conditions, with the goal of enabling the Fund to achieve its investment objective across a wide range of economic environments.Bridgewater does not vary the weights of investments in the model portfolio based on any tactical view of how particular investments will perform, but rather attempts to balance the risk of the model portfolio based on its understanding of the relationship between asset classes and economic environments. Bridgewater may, however, vary the allocations across and within asset classes based on its assessment of market conditions and evolutions in its understanding of how to best achieve balance to growth and inflation. The model portfolio typically targets an annualized volatility level for the portfolio ranging between 10%-12%. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument, fund, or index over time. Higher volatility generally indicates higher risk. Actual or realized volatility can and may differ from the target volatility range described above. The actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions.